GOLDMAN SACHS TRUST II

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated October 15, 2026 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2026, as supplemented to date

Effective immediately, Diamond Hill Capital Management, Inc. (“Diamond Hill”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to Diamond Hill as an Underlying Manager in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACDMDSTK 10-26